Property,Plant and Equipment - Schedule of Future Purchase Commitments for Property, Plant and Equipment (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [Abstract]
Contracted for but not provided in the financial statements	€ 346	€ 309
Authorised by the Directors but not contracted for	€ 491	€ 467